Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2015
Registrant Name	dei_EntityRegistrantName	Advisers Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0001516523
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 18, 2016
Document Effective Date	dei_DocumentEffectiveDate	Mar. 18, 2016
Prospectus Date	rr_ProspectusDate	Jan. 28, 2016